Stockholders' Equity (Deficit) - Schedule of Stock Option Activity (Details) - 2016 Employee Equity Compensation Plan - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Options outstanding, Beginning balance, shares		1,661,750	252,850	0
Granted, shares		581,315	1,452,550	260,725
Forfeited / Cancelled, shares		(61,521)	(43,650)	(7,875)
Options outstanding, Ending balance, shares	1,661,750	2,181,544	1,661,750	252,850	0
Vested and exercisable, shares		922,902
Weighted- Average Exercise Price (in dollars per share)
Options outstanding, Beginning balance (usd per share)		$ 11.96	$ 40.16	$ 0.00
Granted (usd per share)		2.77	7.11	40.16
Forfeited (usd per share)		7.97	0.00	40.00
Options outstanding, Ending balance (usd per share)	$ 11.96	9.63	$ 11.96	$ 40.16	$ 0.00
Vested and exercisable (usd per share)		$ 13.70
Weighted- Average Contractual Life (in years)
Weighted- Average Contractual Life (in years)	9 years 1 month 15 days	8 years 7 months 25 days	9 years 1 month 14 days	9 years 4 months 28 days	0 years
Granted, Weighted- Average Contractual Life (in years)		9 years 5 months 23 days	10 years	10 years
Vested and exercisable (in years)		8 years 3 months 22 days	9 years 1 month 15 days
Aggregate Intrinsic Value
Options outstanding	$ 75	$ 0	$ 75	$ 37	$ 0
Granted		0	$ 91	$ 37
Forfeited / Canceled		0
Vested and exercisable		$ 0